Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Opportunity Series
March 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.73%
Basic Materials — 8.26%
Beacon Roofing Supply †	12,046	$ 714,087
Boise Cascade	9,188	638,290
Huntsman	37,497	1,406,513
Kaiser Aluminum	8,096	762,319
Minerals Technologies	12,856	850,424
Reliance Steel & Aluminum	7,582	1,390,160
Westrock	12,269	577,011
Worthington Industries	13,725	705,602
		7,044,406
Business Services — 4.85%
ABM Industries	11,332	521,725
Aramark	22,240	836,224
ASGN †	7,870	918,508
Casella Waste Systems Class A †	4,534	397,405
Clean Harbors †	4,689	523,480
WillScot Mobile Mini Holdings †	24,037	940,568
		4,137,910
Capital Goods — 11.79%
Ameresco Class A †	5,312	422,304
Barnes Group	4,776	191,947
Carlisle	1,886	463,805
Columbus McKinnon	2,983	126,479
ESCO Technologies	3,769	263,529
Federal Signal	8,482	286,268
Gates Industrial †	18,220	274,393
Generac Holdings †	884	262,778
Graco	7,069	492,851
Jacobs Engineering Group	5,946	819,418
Kadant	1,834	356,144
KBR	11,605	635,142
Lincoln Electric Holdings	4,366	601,679
MasTec †	5,644	491,592
Oshkosh	6,074	611,348
Quanta Services	11,664	1,535,099
Regal Rexnord	2,924	435,033
Tetra Tech	2,893	477,171
WESCO International †	3,258	423,996
Woodward	2,812	351,247
Zurn Water Solutions	14,929	528,487
		10,050,710
Communications Services — 0.70%
Switch Class A	19,297	594,734
		594,734
Consumer Discretionary — 5.25%
American Eagle Outfitters	28,127	472,534
BJ's Wholesale Club Holdings †	7,904	534,389
Dick's Sporting Goods	9,246	924,785
Five Below †	5,265	833,818
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Malibu Boats Class A †	11,901	$ 690,377
Sonic Automotive Class A	3,256	138,412
Steven Madden	22,859	883,272
		4,477,587
Consumer Services — 2.88%
Allegiant Travel †	3,371	547,417
Brinker International †	9,428	359,772
Jack in the Box	5,631	525,992
Texas Roadhouse	5,864	490,993
Wendy's	24,328	534,486
		2,458,660
Consumer Staples — 2.91%
Casey's General Stores	4,657	922,878
Helen of Troy †	1,771	346,832
J & J Snack Foods	4,794	743,549
YETI Holdings †	7,862	471,563
		2,484,822
Credit Cyclicals — 2.78%
BorgWarner	13,729	534,058
Dana	18,874	331,616
KB Home	8,924	288,959
La-Z-Boy	12,055	317,890
Taylor Morrison Home †	12,568	342,101
Toll Brothers	11,728	551,451
		2,366,075
Energy — 5.52%
Chesapeake Energy	8,334	725,058
Diamondback Energy	16,600	2,275,528
Liberty Oilfield Services Class A †	58,565	867,934
PDC Energy	11,546	839,163
		4,707,683
Financial Services — 14.60%
Axis Capital Holdings	12,648	764,825
Comerica	8,466	765,580
East West Bancorp	14,967	1,182,692
Essent Group	14,980	617,326
First Horizon	10,001	234,924
Hamilton Lane Class A	5,493	424,554
Independent Bank Group	5,312	378,002
Kemper	12,136	686,169
NMI Holdings Class A †	18,154	374,335
Primerica	5,622	769,202
Raymond James Financial	6,347	697,599
Reinsurance Group of America	6,347	694,743
Selective Insurance Group	6,651	594,333
SouthState	8,175	666,998
Stifel Financial	7,439	505,108
Umpqua Holdings	37,882	714,455
NQ-FL4 [3/22] 5/22 (2218530)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Opportunity Series
	Number of shares	Value (US $)
Common Stocks (continued)
Financial Services (continued)
Valley National Bancorp	43,859	$ 571,044
Webster Financial	16,111	904,149
Western Alliance Bancorp	6,836	566,158
WSFS Financial	7,239	337,482
		12,449,678
Healthcare — 13.06%
Agios Pharmaceuticals †	8,469	246,533
Amicus Therapeutics †	28,107	266,173
Azenta	5,974	495,125
Biohaven Pharmaceutical Holding †	4,887	579,452
Bio-Techne	1,804	781,204
Blueprint Medicines †	7,303	466,516
Catalent †	8,496	942,206
Encompass Health	9,943	707,047
Exact Sciences †	3,769	263,528
Halozyme Therapeutics †	17,143	683,663
ICON †	2,603	633,102
Insmed †	14,027	329,634
Inspire Medical Systems †	2,611	670,218
Ligand Pharmaceuticals †	4,951	556,938
Natera †	6,913	281,221
NeoGenomics †	8,465	102,850
Neurocrine Biosciences †	7,489	702,094
Quidel †	3,016	339,179
Repligen †	3,205	602,828
Shockwave Medical †	2,461	510,313
Supernus Pharmaceuticals †	13,697	442,687
Ultragenyx Pharmaceutical †	7,352	533,902
		11,136,413
Media — 1.26%
IMAX †	17,188	325,369
Interpublic Group of Companies	21,014	744,946
		1,070,315
Real Estate Investment Trusts — 7.22%
American Assets Trust	6,356	240,829
Brixmor Property Group	27,904	720,202
Camden Property Trust	5,780	960,636
Cousins Properties	15,257	614,704
DiamondRock Hospitality †	29,377	296,708
First Industrial Realty Trust	10,586	655,379
Kite Realty Group Trust	18,402	419,014
Life Storage	5,782	811,966
LXP Industrial Trust	32,941	517,174
Pebblebrook Hotel Trust	17,935	439,049
Physicians Realty Trust	27,475	481,911
		6,157,572
Technology — 14.58%
Blackline †	3,056	223,760
	Number of shares	Value (US $)
Common Stocks (continued)
Technology (continued)
Box Class A †	9,367	$ 272,205
Consensus Cloud Solutions †	2,119	127,415
Dynatrace †	7,967	375,246
ExlService Holdings †	9,456	1,354,761
Guidewire Software †	3,737	353,595
Ichor Holdings †	4,296	153,024
II-VI †	10,912	791,011
MACOM Technology Solutions Holdings †	7,284	436,093
MaxLinear †	9,437	550,649
ON Semiconductor †	13,283	831,649
Paycom Software †	482	166,955
Procore Technologies †	4,748	275,194
PTC †	8,323	896,554
Q2 Holdings †	6,176	380,750
Rapid7 †	6,102	678,786
Semtech †	6,259	433,999
Silicon Laboratories †	3,093	464,569
Smartsheet Class A †	7,162	392,334
Sprout Social Class A †	2,885	231,146
SS&C Technologies Holdings	5,308	398,206
Tyler Technologies †	378	168,168
Upwork †	3,887	90,334
Varonis Systems †	9,027	429,144
WNS Holdings ADR †	11,197	957,232
Yelp †	12,547	427,978
Ziff Davis †	5,860	567,131
		12,427,888
Transportation — 2.09%
Kirby †	10,127	731,068
Knight-Swift Transportation Holdings	12,045	607,791
Werner Enterprises	10,789	442,349
		1,781,208
Utilities — 1.98%
Black Hills	6,893	530,899
NorthWestern	8,361	505,757
Spire	9,059	650,074
		1,686,730
Total Common Stocks (cost $65,333,486)		85,032,391

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.23%)	54,005	54,005

2    NQ-FL4 [3/22] 5/22 (2218530)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.12%)	54,007	$ 54,007
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.25%)	54,007	54,007
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.23%)	54,007	54,007
Total Short-Term Investments (cost $216,026)		216,026

Total Value of Securities—99.98% (cost $65,549,512)		85,248,417
Receivables and Other Assets Net of Liabilities—0.02%		13,636
Net Assets Applicable to 4,363,704 Shares Outstanding—100.00%		$85,262,053

†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs
NQ-FL4 [3/22] 5/22 (2218530)    3